Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2024
C000002849
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Gabelli Capital Asset Fund - Single Share Class
Without Sales Load [Member] | C000002849
Average Annual Return [Line Items]
Average Annual Return, Percent	11.30%		6.79%	6.36%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%	13.10%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%		13.86%	12.55%